Summary of Significant Accounting Policies - Schedule of Financial Instruments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Level 2 [Member]
Financial assets:
Short-term investments	¥ 9,085	$ 1,245	¥ 43,158